Average Annual Total Returns		12 Months Ended	23 Months Ended
		Oct. 31, 2024	Oct. 31, 2024
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.10%	12.70%
AllianzIM U.S. Large Cap Buffer10 Dec ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.88%	12.60%
AllianzIM U.S. Large Cap Buffer10 Dec ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	9.77%
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.61%	10.54%
AllianzIM U.S. Large Cap Buffer20 Dec ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.06%	10.27%
AllianzIM U.S. Large Cap Buffer20 Dec ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.07%	8.01%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.31%	19.18%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.31%	19.18%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.